Summary of Significant Accounting Policies (Details) - EBP 005 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	$ 4,432,723
Investment, at contract value	418,779	$ 465,481
Investment, Identifier [Axis]: Boston Trust Walden | Acuity Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,020
Investment, Identifier [Axis]: Boston Trust Walden | Akamai Technologies, Inc.
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	649
Investment, Identifier [Axis]: Boston Trust Walden | Allegion Plc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,497
Investment, Identifier [Axis]: Boston Trust Walden | Amdocs Ltd
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,013
Investment, Identifier [Axis]: Boston Trust Walden | American Financial Group Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	988
Investment, Identifier [Axis]: Boston Trust Walden | Antero Midstream Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,148
Investment, Identifier [Axis]: Boston Trust Walden | Applied Industrial Tech Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,170
Investment, Identifier [Axis]: Boston Trust Walden | Aptargroup Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,326
Investment, Identifier [Axis]: Boston Trust Walden | Atmos Energy Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	879
Investment, Identifier [Axis]: Boston Trust Walden | Avery Dennison Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,018
Investment, Identifier [Axis]: Boston Trust Walden | BJ's Wholesale Club Holdings
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,484
Investment, Identifier [Axis]: Boston Trust Walden | Badger Meter Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	721
Investment, Identifier [Axis]: Boston Trust Walden | CBOE Holdings Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,340
Investment, Identifier [Axis]: Boston Trust Walden | Camden Property Trust
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	940
Investment, Identifier [Axis]: Boston Trust Walden | Cavco Industries Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	770
Investment, Identifier [Axis]: Boston Trust Walden | Charles River Laboratories Intl Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,181
Investment, Identifier [Axis]: Boston Trust Walden | Check Point Software Tech Ltord
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,289
Investment, Identifier [Axis]: Boston Trust Walden | Chemed Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	918
Investment, Identifier [Axis]: Boston Trust Walden | Choice Hotels Intl Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	896
Investment, Identifier [Axis]: Boston Trust Walden | Cincinnati Financial Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,497
Investment, Identifier [Axis]: Boston Trust Walden | Commerce Bancshares Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	960
Investment, Identifier [Axis]: Boston Trust Walden | Cooper Cos Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,385
Investment, Identifier [Axis]: Boston Trust Walden | CubeSmart
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	779
Investment, Identifier [Axis]: Boston Trust Walden | Cullen/Frost Bankers Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,224
Investment, Identifier [Axis]: Boston Trust Walden | Dolby Laboratories Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	534
Investment, Identifier [Axis]: Boston Trust Walden | Donaldson Co Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,362
Investment, Identifier [Axis]: Boston Trust Walden | Dynatrace Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	914
Investment, Identifier [Axis]: Boston Trust Walden | EXL Service Holdings Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,032
Investment, Identifier [Axis]: Boston Trust Walden | East West Bancorp Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,050
Investment, Identifier [Axis]: Boston Trust Walden | Essential Utils Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,227
Investment, Identifier [Axis]: Boston Trust Walden | Expeditors Intl Wash Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,287
Investment, Identifier [Axis]: Boston Trust Walden | F5 Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	986
Investment, Identifier [Axis]: Boston Trust Walden | FactSet Resh Systems Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	933
Investment, Identifier [Axis]: Boston Trust Walden | Genuine Parts Co
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	528
Investment, Identifier [Axis]: Boston Trust Walden | Globus Medical Inc-A
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,275
Investment, Identifier [Axis]: Boston Trust Walden | GoDaddy Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	866
Investment, Identifier [Axis]: Boston Trust Walden | Hubbell Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,248
Investment, Identifier [Axis]: Boston Trust Walden | IDACORP Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	617
Investment, Identifier [Axis]: Boston Trust Walden | IDEX Corp Com
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,529
Investment, Identifier [Axis]: Boston Trust Walden | International Bancshares Crp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	616
Investment, Identifier [Axis]: Boston Trust Walden | Jack Henry & Associates Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,168
Investment, Identifier [Axis]: Boston Trust Walden | Jazz Pharmaceuticals Plc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	698
Investment, Identifier [Axis]: Boston Trust Walden | Jones Lang Lasalle Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,538
Investment, Identifier [Axis]: Boston Trust Walden | Lamar Advertising Co
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	800
Investment, Identifier [Axis]: Boston Trust Walden | Lincoln Electric Holdings
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	941
Investment, Identifier [Axis]: Boston Trust Walden | Magnolia Oil & Gas Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,518
Investment, Identifier [Axis]: Boston Trust Walden | Masco Corp Com
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	681
Investment, Identifier [Axis]: Boston Trust Walden | Matador Resources Co
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	554
Investment, Identifier [Axis]: Boston Trust Walden | McCormick & Co Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,109
Investment, Identifier [Axis]: Boston Trust Walden | Medpace Holdings Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,502
Investment, Identifier [Axis]: Boston Trust Walden | NetApp Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	880
Investment, Identifier [Axis]: Boston Trust Walden | New York Times Co
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,297
Investment, Identifier [Axis]: Boston Trust Walden | Nordson Corporation
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,547
Investment, Identifier [Axis]: Boston Trust Walden | Northern Trust Corporation
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	855
Investment, Identifier [Axis]: Boston Trust Walden | One Gas Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	732
Investment, Identifier [Axis]: Boston Trust Walden | Paycom Software Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	924
Investment, Identifier [Axis]: Boston Trust Walden | Progress Software Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	718
Investment, Identifier [Axis]: Boston Trust Walden | Qualys Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,542
Investment, Identifier [Axis]: Boston Trust Walden | RPM International Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,154
Investment, Identifier [Axis]: Boston Trust Walden | SEI Investments Company
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,484
Investment, Identifier [Axis]: Boston Trust Walden | Separately Managed Account
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	78,021
Investment, Identifier [Axis]: Boston Trust Walden | Service Corp International
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,270
Investment, Identifier [Axis]: Boston Trust Walden | Silgan Holdings Inc.
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	475
Investment, Identifier [Axis]: Boston Trust Walden | Simply Good Foods Co
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	540
Investment, Identifier [Axis]: Boston Trust Walden | Smith (A.O.) Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,287
Investment, Identifier [Axis]: Boston Trust Walden | Snap On Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,344
Investment, Identifier [Axis]: Boston Trust Walden | Sprouts Farmers Market Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	649
Investment, Identifier [Axis]: Boston Trust Walden | Stag Industrial Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	736
Investment, Identifier [Axis]: Boston Trust Walden | Steris Plc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,459
Investment, Identifier [Axis]: Boston Trust Walden | Teradyne Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,593
Investment, Identifier [Axis]: Boston Trust Walden | Texas Roadhouse Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	841
Investment, Identifier [Axis]: Boston Trust Walden | TopBuild Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,197
Investment, Identifier [Axis]: Boston Trust Walden | Watts Water Technologies
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	1,063
Investment, Identifier [Axis]: Boston Trust Walden | Williams-Sonoma Inc
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	861
Investment, Identifier [Axis]: Boston Trust Walden | Zebra Technologies Corp
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	968
Investment, Identifier [Axis]: EARNEST Partners | Interest in Common Collective Trust
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	78,834
Investment, Identifier [Axis]: Eversource Energy | Cash and Cash Equivalents
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	60,667
Investment, Identifier [Axis]: Eversource Energy | Eversource Common Shares Fund (including the ESOP allocated Eversource Energy Common Shares), $5 par
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	601,416
Investment, Identifier [Axis]: Fidelity | FIAM U.S. Bond Index Commingled Pool Class C
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	26,219
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2010 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	12,259
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2015 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	341
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2020 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	112,170
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2025 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	7,334
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2030 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	297,627
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2035 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	16,642
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2040 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	275,394
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2045 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	10,805
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2050 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	224,053
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2055 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	7,362
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2060 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	102,854
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2065 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	2,758
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2070 Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	745
Investment, Identifier [Axis]: Fidelity | Freedom Blend Retirement Commingled Pool Class Y
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	10,861
Investment, Identifier [Axis]: Fidelity | Growth Company Commingled Pool Class F
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	704,902
Investment, Identifier [Axis]: Fidelity | International Discovery Fund – Class K
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	106,564
Investment, Identifier [Axis]: Fidelity | Spartan 500 Index Pool Class E
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	636,122
Investment, Identifier [Axis]: Fidelity | Spartan Extended Market Index Pool Class E
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	21,154
Investment, Identifier [Axis]: Fidelity | Spartan Global ex US Index Pool Class E
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	64,438
Investment, Identifier [Axis]: IR+M | Intermediate Bond Fund - Common Collective Trust
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	96,942
Investment, Identifier [Axis]: Prudential | Investment Contract
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	418,779
Investment, Identifier [Axis]: Vanguard | Windsor II Admiral
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	174,603
Investment, Identifier [Axis]: Various | Brokerage Link
EBP, Accounting Policy [Line Items]
Assets held for investment, contract value	$ 282,857